Net Loss Per Share - Summary of the computation of basic and diluted net loss per share attributable to common stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (77,638)	$ (35,763)	$ (53,251)	$ (28,649)
Less: Accruals of dividends of preferred stock	(13,033)	(9,101)	(13,445)	(8,505)
Net loss attributable to common stockholders	$ (90,671)	$ (44,864)	$ (66,696)	$ (37,154)
Denominator:
Weighted-average common stock outstanding	3,324,547	3,201,202	3,211,968	3,437,367
Net loss per share, basic and diluted	$ (27.27)	$ (14.01)	$ (20.76)	$ (10.81)